Net Loss per Share - Computation of Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss		$ (16,243)	$ (2,634)	$ (2,430)	$ (124,323)
Less: dividend distribution allocated to preferred stockholders				0	(3,749)
Net loss attributable to common stockholders				$ (2,430)	$ (128,072)
Allocation of undistributed losses for basic calculation			(2,634)
Reallocation of undistributed losses for diluted calculation			0
Allocation of undistributed losses for diluted calculation			$ (2,634)
Denominator:
Number of shares used in basic per share computation (in shares)		98,076,290	42,116,480	42,049,840	66,958,400
Number of shares used in diluted per share computation (in shares)		98,076,290	42,116,480	42,049,840	66,958,400
Net loss per share, basic (in dollars per share)	[1]	$ (0.17)	$ (0.06)	$ (0.06)	$ (1.91)
Net loss per share, diluted (in dollars per share)	[1]	$ (0.17)	$ (0.06)	$ (0.06)	$ (1.91)
Common Stock, Class A
Numerator:
Allocation of undistributed losses for basic calculation		$ (1,685)
Reallocation of undistributed losses for diluted calculation		0
Allocation of undistributed losses for diluted calculation		$ (1,685)
Denominator:
Number of shares used in basic per share computation (in shares)		10,176,702
Net loss per share, basic (in dollars per share)		$ (0.17)
Net loss per share, diluted (in dollars per share)		$ (0.17)
Common Stock, Class B
Numerator:
Allocation of undistributed losses for basic calculation		$ (14,558)
Reallocation of undistributed losses for diluted calculation		0
Allocation of undistributed losses for diluted calculation		$ (14,558)
Denominator:
Number of shares used in basic per share computation (in shares)		87,899,588
Net loss per share, basic (in dollars per share)		$ (0.17)
Net loss per share, diluted (in dollars per share)		$ (0.17)

[1]	At September 30, 2021, basic and diluted loss per share for Class A and Class B common stock are the same.